Offsetting of Financial Assets and Financial Liabilities - Offsetting Information Regarding Financial Assets and Financial Liabilities (Detail) - Derivatives [member] - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Gross amounts of recognized financial assets	¥ 194,187	¥ 185,968
Amounts offset in the consolidated statements of financial position, financial assets
Net amounts presented in the consolidated statements of financial position, financial assets	194,187	185,968
Amounts not offset due to not meeting offsetting criteria despite being subject to a master netting agreement or similar agreement, financial assets	(106,133)	(133,472)
Net Amounts, financial assets	88,054	52,496
Gross amounts of recognized financial liabilities	236,592	242,968
Amounts offset in the consolidated statements of financial position, financial liabilities
Net amounts presented in the consolidated statements of financial position, financial liabilities	236,592	242,968
Amounts not offset due to not meeting offsetting criteria despite being subject to a master netting agreement or similar agreement, financial liabilities	(106,133)	(133,472)
Net Amounts, financial liabilities	¥ 130,459	¥ 109,496